Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - Oil and gas assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 6,619,033	$ 4,620,766
Capital expenditures	1,256,633	1,012,787
Corporate acquisition		3,096,404
Property acquisitions	16,437	24,989
Transfers from exploration and evaluation assets	3,131	83,530
Transfers from lease assets	8,210	7,611
Change is asset retirement obligations	25,253	54,166
Divestitures	(51,361)	(347,214)
Impairment loss		(833,662)
Foreign currency translation	415,895	(60,564)
Depletion	(1,372,063)	(1,039,780)
Balance, end of year	6,921,168	6,619,033
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	15,526,017	12,042,216
Capital expenditures	1,256,633	1,012,787
Corporate acquisition		3,096,404
Property acquisitions	16,437	24,989
Transfers from exploration and evaluation assets	3,131	83,530
Transfers from lease assets	8,210	7,611
Change is asset retirement obligations	25,253	54,166
Divestitures	(187,103)	(668,621)
Impairment loss		0
Foreign currency translation	794,766	(127,065)
Depletion	0	0
Balance, end of year	17,443,344	15,526,017
Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(8,906,984)	(7,421,450)
Capital expenditures	0	0
Corporate acquisition		0
Property acquisitions	0	0
Transfers from exploration and evaluation assets	0	0
Transfers from lease assets	0	0
Change is asset retirement obligations	0	0
Divestitures	135,742	321,407
Impairment loss		(833,662)
Foreign currency translation	(378,871)	66,501
Depletion	(1,372,063)	(1,039,780)
Balance, end of year	$ (10,522,176)	$ (8,906,984)